Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

SPSK	SP Funds Dow Jones Global Sukuk ETF

Listed on NYSE Arca, Inc.

(the “Fund” or the “Sukuk ETF”)

June 5, 2026

Supplement to the Summary Prospectus,

Statutory Prospectus, and Statement of Additional Information (the “SAI”)

each dated March 30, 2026

Effective immediately, Ben McCaig, Portfolio Manager for Tidal Investments LLC, a Tidal Financial Group company, (the “Adviser”), the Fund’s investment adviser, no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. McCaig in the Summary Prospectus, Prospectus and SAI are hereby deleted in their entirety.

Effective immediately, Stephen Foy, Portfolio Manager for the Adviser, has been added as a portfolio manager to the Fund. Michael Venuto and Charles A. Ragauss, CFA, each a portfolio manager of the Adviser, will continue to serve as portfolio managers for the Fund. Naushad Virji, a portfolio manager of ShariaPortfolio, Inc. (the “Sub-Adviser”), the Fund’s investment sub-adviser, will continue to serve as portfolio manager for the Fund.

Effective immediately, the following is added to the section titled “Management – Adviser Portfolio Managers” on page 7 of the Summary Prospectus and on page 12 of the Prospectus:

Stephen Foy, Portfolio Manager for the Adviser, is responsible for the day-to-day portfolio management of the Fund and has been a portfolio manager of the Fund since June 2026.

Effective immediately, the third paragraph in the section titled “Management – Portfolio Managers” on page 30 of the Prospectus, is deleted and replaced with the following:

Stephen Foy, Portfolio Manager for the Adviser, has been a portfolio manager of the Sukuk ETF since June 2026.

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Effective immediately, the sixth paragraph in the section titled “Management – Portfolio Managers” on page 30 of the Prospectus, is deleted and replaced with the following:

Stephen Foy, Portfolio Manager for the Adviser

Mr. Foy joined the Adviser in 2024 and is Senior Vice President of Trading and Co-Head of the Adviser’s ETF Trading and Portfolio Management team. He previously oversaw Invesco ETF Services from 2021 to 2024, including middle and back-office operations as well as portfolio implementation for all equity and alternative ETFs. Mr. Foy holds an MBA from Johns Hopkins University and spent five years in ETF Portfolio Management at ProShares from 2016 to 2021. He brings a robust portfolio management background across a wide array of strategies and asset classes. Throughout his career, he has led global teams through hundreds of product launches, organizational changes, and technological and operational transformations.

Effective immediately, the first sentence of the section titled “Portfolio Managers” on page 18 of the SAI is deleted in its entirety and replaced with the following disclosure:

The Funds are managed by Michael Venuto, Chief Investment Officer for the Adviser, Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, and Naushad Virji, Portfolio Manager for ShariaPortfolio. The Sukuk ETF is also managed by Stephen Foy, Portfolio Manager for the Adviser.

Effective immediately, the disclosure in the section titled “Portfolio Managers – Other Accounts” beginning on page 18 of the SAI, is deleted and replaced in its entirety with the following:

Other Accounts. In addition to the Funds, as of November 30, 2025, for Messrs. Venuto, Ragauss and Virji and as of April 30, 2026, for Mr. Foy, the portfolio managers managed the following other accounts:

Michael Venuto, Chief Investment Officer for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	63	$11,217.47	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	184	$129.80	0	0

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	105	$20,082.43	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Stephen Foy, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	38	$1,379.52	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Naushad Virji, Portfolio Manager for the Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance- Based Fee	Total Assets of Accounts Subject to a Performance- Based Fee (in millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$9.5	0	$0
Other Accounts	2,206	$291	0	$0

Effective immediately, the following sub-section is hereby deleted and replaced as follows within the section titled “Portfolio Managers” on page 19 of the SAI:

Portfolio Manager Fund Ownership. Each Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

As of November 30, 2025, Mr. Virji beneficially owned shares of the Sukuk ETF in the range of $1-$10,000, the Sharia ETF in the range of $10,001–$50,000 and the Global REIT ETF in the range of $1-$10,000.

As of November 30, 2025, no Shares of the Funds were owned by Messrs. Venuto or Ragauss. As of April 30, 2026, no Shares of the Funds were owned by Mr. Foy.

Please retain this Supplement for future reference.

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